Risk Management - Net Fair Value of Risk Management Positions (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / barrel	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 7	$ 12	$ 46
Fair value derivative financial instruments
Disclosure of Derivative Financial Instruments [Line Items]
Average contract financial term	14 months
Power Contacts
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 6
Renewable Power Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 5
WTI Fixed – Sell | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional volume | $ / barrel	1,600,000
Weighted average price | $ / barrel	70.18
Fair value of derivative financial instruments net	$ (3)
WTI Fixed – Buy | Crude Oil and Condensate Contracts
Disclosure of Derivative Financial Instruments [Line Items]
Notional volume | $ / barrel	300,000
Weighted average price | $ / barrel	72.80
Fair value of derivative financial instruments net	$ (1)
Other Financial Positions
Disclosure of Derivative Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 3